Morgan Stanley Equity Fund                                Two World Trade Center
LETTER TO THE SHAREHOLDERS - MAY 31, 2001               New York, New York 10048

Dear Shareholder:
During the 12-month period ended May 31, 2001, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. Between January and May 2001, the Fed followed through by lowering the federal funds rate, in five 50-basis-point moves, from 6.50 to 4.00 percent.

During the period under review, the stock market, as measured by the Standard & Poor's 500 Stock Index (S&P 500) returned -10.55 percent. The index's return was dominated by the near collapse of technology sector stocks, renewed investor interest in defensive growth stocks and resurgent demand for cyclical and value-oriented stocks. During this period, value stocks outperformed growth issues by more than 33 percentage points as measured by the S&P BARRA indexes.* This margin was the largest style differential in more than a decade.

Performance and Portfolio Strategy
On June 18, 2001, Morgan Stanley Dean Witter Equity Fund was renamed Morgan Stanley Equity Fund. For the 12-month period ended May 31, 2001, the Fund's Class A, B, C and D shares returned -13.59 percent, -14.28 percent, -14.17 percent and -13.43 percent, respectively. During the same period, the S&P 500 returned -10.55 percent. The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions. The accompanying chart compares the Fund's performance to that of the S&P 500.

According to Miller Anderson & Sherrerd, LLP (MAS), the Fund's sub-advisor, effective execution of a somewhat defensive strategy contributed positively to relative performance, although an even more defensive posture was needed to capitalize fully on the market's rotation to the deepest discounted stocks. The continuing low price/earnings market effect also hindered the Fund's performance relative to the S&P 500. For example, for calendar year-to-date the lowest

---------------------
*Source: Standard & Poor's. Growth stocks are represented by the total returns of the S&P 500/Barra Growth Index. Value stocks are represented by the total returns of the S&P 500/Barra Value Index. Companies in each U.S. index are split into two groups based on price-to-book ratio to create growth and value indices. The Value index contains companies with lower price-to-book ratios, while the Growth index contains those with higher ratios. The Indexes do not include any expenses, fees or charges. The indexes are unmanaged and should not be considered investments.

Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2001 continued

price/earnings quintile in the S&P 500 has earned a return exceeding that of the median p/e quintile by nearly 30 percentage points.

Overall performance for the fiscal year was also hurt by the portfolio's underweighting of certain defensive areas such as electric utilities and food group stocks. Although relatively small by weight in the S&P 500 (less than 6 percent of the market capitalization of the index), utilities outperformed the index by 45 percentage points, while the food and tobacco sector outperformed by 52 percentage points. The Fund's modest underweighting of these sectors resulted in exaggerated lagging results. With the exception of detracting underweights in utilities and foods, the Fund has relied on effective stock selection within sectors and minimized cyclical sector risk by maintaining relatively tight sector variances to the benchmark.

As the economy slowed during the fiscal year, MAS reduced the Fund's exposure to the technology sector and held this underweighting through May 31, 2001. This contributed strongly to relative performance. During this period, the sub-advisor also increased the Fund's exposure to defensive growth sector stocks such as health care, consumer staples and telephone services, which also helped performance. The most beneficial health-care holdings were Healthsouth Corp., Abbott Labs and HCA-Healthcare. Strong results from Anheuser-Busch, Avon and PepsiCo, among staples, were also helpful. SBC Communications, Verizon and Qwest Communications added to the contribution from the defensive sectors. During the period under review, several of the Fund's bank and retail holdings, such as Gap, Home Depot and J.P. Morgan Chase, performed below expectations.

During May, MAS moderated the economic sensitivity of the portfolio to account for the market's volatility and its lack of direction. This shift has resulted in an overall neutral style-tilt to the benchmark, but with only modest cyclical exposure along with a commitment to defensive growth. On May 31, 2001, the largest sector underweighting was retailing followed by technology; the largest overweightings were basic resources, health care and consumer staples. A modest overweighting in energy was also maintained. Technology remains underweight but with some exposure to notably cyclical, overly discounted areas, such as semiconductors and semiequipment companies.

Looking Ahead
Although the economy has continued to weaken in 2001, the possibility of an outright contraction remains a minority view. However, near-term data surprises (e.g., employment and corporate earnings) may remain negative and disappointing. However, MAS remains cautiously optimistic that barring some significant external event, a combination of aggressive monetary

Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2001 continued

policy, fiscal stimulus in the form of a tax cut and gradually flattening to declining energy prices could keep the economy above water and allow for reasonable growth later this year and into the next.

MAS believes that the Fund offers a unique investment advantage as a result of its style balance (between growth and value) and diversification among stocks that are considered by MAS to be reasonably valued.

We appreciate your ongoing support of Morgan Stanley Equity Fund and look forward to serving your future investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Equity Fund
FUND PERFORMANCE - MAY 31, 2001

    GROWTH OF $10,000
    ($ in Thousands)
[LINE GRAPH]

July 29, 1998                             10000               10000               10000               10000
August 31, 1998                            8230                8530                8220                8220
November 30, 1998                          9780               10408                9750                9750
February 28, 1999                         10560               11112               10500               10500
May 31, 1999                              11790               11720               11690               11710
August 31, 1999                           11470               11925               11350               11370
November 30, 1999                         12200               12583               12030               12070
February 29, 2000                         12819               12415               12619               12639
May 31, 2000                              13020               12947               12780               12800
August 31, 2000                           13996               13870               13705               13725
November 30, 2000                         12005               12052               11724               11744
February 28, 2001                         11363               11398               11070               11101
May 31, 2001                              11271               11582               10669               10986

July 29, 1998                              9475
August 31, 1998                            7788
November 30, 1998                          9267
February 28, 1999                          9987
May 31, 1999                              11143
August 31, 1999                           10839
November 30, 1999                         11522
February 29, 2000                         12099
May 31, 2000                              12270
August 31, 2000                           13184
November 30, 2000                         11299
February 28, 2001                         10701
May 31, 2001                              10603

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     (13.59)%(1) (18.13)%(2)
Since Inception (7/29/98)    4.04 %(1)   2.08 %(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     (14.28)%(1) (18.02)%(2)
Since Inception (7/29/98)    3.26 %(1)   2.31 %(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     (14.17)%(1) (14.92)%(2)
Since Inception (7/29/98)    3.37 %(1)   3.37 %(2)


                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 5/31/01
-------------------------
1 Year                     (13.43)%(1)
Since Inception (7/29/98)    4.30 %(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on May 31,
     2001.
(4)  The Standard and Poor's 500 Index (S&P 500(R)) is a
     broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for
     market size, liquidity and industry group representation.
     The Index does not include any expenses, fees or charges.
     The Index is unmanaged and should not be considered an
     investment.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2001

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.5%)
              Advertising/Marketing Services (0.4%)
   40,500     Interpublic Group of
               Companies, Inc. ........  $  1,487,970
                                         ------------
              Aerospace & Defense (0.8%)
   27,900     Boeing Co. ..............     1,754,631
    9,200     Northrop Grumman
               Corp. ..................       816,592
                                         ------------
                                            2,571,223
                                         ------------
              Airlines (0.5%)
   31,600     Continental Airlines,
               Inc. (Class B)*.........     1,553,772
                                         ------------
              Aluminum (0.9%)
   68,700     Alcoa, Inc. .............     2,964,405
                                         ------------
              Apparel/Footwear Retail (0.5%)
   53,000     Gap, Inc. (The)..........     1,643,000
                                         ------------
              Auto Parts: O.E.M. (0.2%)
   40,400     Delphi Automotive Systems
               Corp. ..................       593,880
                                         ------------
              Beverages: Alcoholic (1.1%)
   82,100     Anheuser-Busch Companies,
               Inc. ...................     3,612,400
                                         ------------
              Beverages: Non-Alcoholic (2.3%)
   92,100     Coca Cola Co. ...........     4,365,540
   77,200     PepsiCo, Inc. ...........     3,455,472
                                         ------------
                                            7,821,012
                                         ------------
              Biotechnology (0.3%)
   28,400     MedImmune, Inc. .........     1,132,308
                                         ------------
              Broadcasting (0.9%)
   49,300     Clear Channel
               Communications, Inc.*...     3,005,821
                                         ------------
              Building Products (0.5%)
   75,400     Masco Corp. .............     1,761,344
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Cable/Satellite TV (1.3%)
   58,600     Comcast Corp. (Class A
               Special)*...............  $  2,400,256
   77,300     General Motors Corp.
               (Class H)*..............     1,847,470
                                         ------------
                                            4,247,726
                                         ------------
              Chemicals: Major Diversified (0.8%)
   87,000     Rohm & Haas Co. .........     2,888,400
                                         ------------
              Chemicals: Specialty (1.3%)
   91,500     Air Products & Chemicals,
               Inc. ...................     4,279,455
                                         ------------
              Computer Communications (0.7%)
  126,100     Cisco Systems, Inc.*.....     2,428,686
                                         ------------
              Computer Peripherals (1.1%)
  122,000     EMC Corp.*...............     3,855,200
                                         ------------
              Computer Processing Hardware (3.1%)
  128,400     Dell Computer Corp.*.....     3,127,824
   37,600     International Business
               Machines Corp. .........     4,203,680
  202,500     Sun Microsystems,
               Inc.*...................     3,335,175
                                         ------------
                                           10,666,679
                                         ------------
              Contract Drilling (1.9%)
   47,500     ENSCO International
               Inc. ...................     1,529,975
   60,500     Global Marine, Inc.*.....     1,551,825
   66,000     Transocean Sedco Forex
               Inc. ...................     3,527,700
                                         ------------
                                            6,609,500
                                         ------------
              Discount Stores (2.4%)
   45,300     Dollar General Corp. ....       849,375
  138,900     Wal-Mart Stores, Inc. ...     7,188,075
                                         ------------
                                            8,037,450
                                         ------------
              Drugstore Chains (0.5%)
   32,500     CVS Corp. ...............     1,784,250
                                         ------------
              Electric Utilities (2.4%)
   81,000     Duke Energy Corp. .......     3,703,320
   38,000     Exelon Corp. ............     2,577,160
   38,400     Reliant Energy, Inc. ....     1,769,472
                                         ------------
                                            8,049,952
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Equipment/
               Instruments (0.5%)
   34,100     Waters Corp. ............  $  1,694,088
                                         ------------
              Electronic Production
               Equipment (2.4%)
   45,000     Applied Materials,
               Inc.*...................     2,246,850
   33,000     KLA-Tencor Corp.*........     1,703,460
   42,200     Novellus Systems,
               Inc.*...................     2,021,380
   54,300     Teradyne, Inc.*..........     2,163,855
                                         ------------
                                            8,135,545
                                         ------------
              Electronics/Appliance Stores (0.3%)
   40,900     RadioShack Corp. ........     1,113,707
                                         ------------
              Finance/Rental/Leasing (2.5%)
   12,400     Capital One Financial
               Corp. ..................       807,364
   15,400     Fannie Mae...............     1,269,576
   83,400     Freddie Mac..............     5,521,080
   15,900     Household International,
               Inc. ...................     1,043,994
                                         ------------
                                            8,642,014
                                         ------------
              Financial Conglomerates (1.6%)
   21,250     J.P. Morgan Chase &
               Co. ....................     1,044,438
   89,766     Citigroup, Inc. .........     4,600,507
                                         ------------
                                            5,644,945
                                         ------------
              Food Retail (0.8%)
   71,600     Kroger Co.*..............     1,785,704
   15,700     Safeway Inc.*............       795,205
                                         ------------
                                            2,580,909
                                         ------------
              Food: Major Diversified (1.1%)
   35,400     General Mills, Inc. .....     1,499,544
   37,900     Unilever N.V.
               (Netherlands)...........     2,106,861
                                         ------------
                                            3,606,405
                                         ------------
              Home Improvement Chains (1.0%)
   71,650     Home Depot, Inc. (The)...     3,531,629
                                         ------------
              Hospital/Nursing Management (0.9%)
   75,000     HCA - The Healthcare
               Corp. ..................     3,025,500
                                         ------------
              Hotels/Resorts/Cruiselines (1.5%)
  104,200     Carnival Corp. ..........     2,941,566
  104,400     Royal Caribbean Cruises
               Ltd. ...................     2,242,512
                                         ------------
                                            5,184,078
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Household/Personal Care (1.6%)
   60,000     Avon Products, Inc. .....  $  2,625,600
   32,500     Kimberly-Clark Corp. ....     1,964,625
   15,500     Procter & Gamble Co. ....       995,720
                                         ------------
                                            5,585,945
                                         ------------
              Industrial Conglomerates (7.3%)
  274,500     General Electric Co. ....    13,450,500
   24,900     Honeywell International,
               Inc. ...................     1,205,160
  113,700     Tyco International Ltd.
               (Bermuda)...............     6,532,065
   44,300     United Technologies
               Corp. ..................     3,690,633
                                         ------------
                                           24,878,358
                                         ------------
              Industrial Machinery (0.4%)
   31,200     Parker-Hannifin Corp. ...     1,507,272
                                         ------------
              Industrial Specialties (0.9%)
   53,200     PPG Industries, Inc. ....     2,957,920
                                         ------------
              Information Technology Services (1.1%)
   64,000     Electronic Data Systems
               Corp. ..................     3,920,000
                                         ------------
              Integrated Oil (3.5%)
   75,300     BP Amoco PLC (ADR)
               (United Kingdom)........     4,020,267
    7,900     Chevron Corp. ...........       758,795
   22,800     Conoco, Inc. (Class B)...       711,360
   17,100     Exxon Mobil Corp. .......     1,517,625
   15,500     Royal Dutch Petroleum Co.
               (Netherlands)...........       945,190
   56,500     Texaco, Inc. ............     4,034,100
                                         ------------
                                           11,987,337
                                         ------------
              Internet Software/Services (0.5%)
   41,300     Siebel Systems, Inc.*....     1,873,368
                                         ------------
              Investment Banks/Brokers (1.6%)
   13,200     Goldman Sachs Group, Inc.
               (The)...................     1,255,320
   20,100     Lehman Brothers Holdings,
               Inc. ...................     1,439,361
   29,100     Merrill Lynch & Co.,
               Inc. ...................     1,890,627
   41,500     Schwab (Charles)
               Corp. ..................       780,200
                                         ------------
                                            5,365,508
                                         ------------


                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Major Banks (7.0%)
  110,100     Bank of America Corp. ...  $  6,523,425
   54,400     Bank of New York Co.,
               Inc. ...................     2,970,784
  117,500     First Union Corp. .......     3,789,375
   86,000     FleetBoston Financial
               Corp. ..................     3,576,740
    8,900     PNC Financial Services
               Group, Inc. ............       616,325
  133,700     Wells Fargo & Co. .......     6,294,596
                                         ------------
                                           23,771,245
                                         ------------
              Major Telecommunications (5.6%)
  102,355     AT&T Corp. ..............     2,166,855
  168,472     SBC Communications,
               Inc. ...................     7,252,719
  114,000     Verizon Communications...     6,252,900
  182,303     WorldCom, Inc.*..........     3,252,286
                                         ------------
                                           18,924,760
                                         ------------
              Managed Health Care (0.8%)
   12,500     CIGNA Corp. .............     1,180,875
   36,100     Health Net Inc. .........       694,925
    8,500     Wellpoint Health
               Networks, Inc.*.........       737,800
                                         ------------
                                            2,613,600
                                         ------------
              Marine Shipping (0.5%)
   36,800     Tidewater, Inc. .........     1,726,288
                                         ------------
              Media Conglomerates (2.3%)
  116,800     AOL Time Warner Inc.*....     6,100,464
   31,500     Viacom, Inc. (Class
               B)*.....................     1,815,660
                                         ------------
                                            7,916,124
                                         ------------
              Medical Specialties (0.9%)
   21,800     Baxter International,
               Inc. ...................     1,076,484
   26,200     Boston Scientific
               Corp.*..................       453,784
   35,500     Medtronic, Inc.*.........     1,525,790
                                         ------------
                                            3,056,058
                                         ------------
              Motor Vehicles (1.0%)
  137,689     Ford Motor Co. ..........     3,352,727
                                         ------------
              Multi-Line Insurance (2.0%)
   74,300     American International
               Group, Inc. ............     6,018,300
   13,800     Hartford Financial
               Services Group, Inc. ...       934,260
                                         ------------
                                            6,952,560
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oil & Gas Pipelines (0.4%)
   22,370     El Paso Corp. ...........  $  1,362,333
                                         ------------
              Oil & Gas Production (0.4%)
   28,900     Burlington Resources,
               Inc. ...................     1,413,210
                                         ------------
              Oilfield Services/Equipment (1.0%)
   89,400     Baker Hughes Inc. .......     3,522,360
                                         ------------
              Package Software (4.0%)
  169,700     Microsoft Corp.*.........    11,739,846
  134,200     Oracle Corp. ............     2,053,260
                                         ------------
                                           13,793,106
                                         ------------
              Pharmaceuticals: Major (10.3%)
   46,900     Abbott Laboratories......     2,437,862
   81,000     American Home Products
               Corp. ..................     5,127,300
  108,200     Bristol-Myers Squibb
               Co. ....................     5,868,768
   32,900     Johnson & Johnson........     3,189,655
   10,000     Lilly (Eli) & Co. .......       847,000
   31,900     Merck & Co., Inc. .......     2,328,381
  250,400     Pfizer, Inc. ............    10,739,656
   57,800     Pharmacia Corp. .........     2,806,768
   44,500     Schering-Plough Corp. ...     1,866,775
                                         ------------
                                           35,212,165
                                         ------------
              Property - Casualty Insurers (2.1%)
   57,000     ACE Ltd. (Bermuda).......     2,208,750
   29,300     Chubb Corp. .............     2,207,755
   57,600     St. Paul Companies,
               Inc. ...................     2,914,560
                                         ------------
                                            7,331,065
                                         ------------
              Regional Banks (0.7%)
  113,100     U.S. Bancorp.............     2,522,130
                                         ------------
              Savings Banks (0.4%)
   40,250     Washington Mutual,
               Inc. ...................     1,433,705
                                         ------------
              Semiconductors (2.0%)
   90,900     Applied Micro Circuits
               Corp.*..................     1,642,563
  103,300     Intel Corp. .............     2,790,133
   21,000     Micron Technology,
               Inc.*...................       787,500
   14,800     Vitesse Semiconductor
               Corp.*..................       365,708
   32,400     Xilinx, Inc.*............     1,336,500
                                         ------------
                                            6,922,404
                                         ------------


                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2001 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Services to the Health Industry (0.6%)
  160,400     Healthsouth Corp.*.......  $  2,037,080
                                         ------------
              Specialty Stores (0.1%)
   15,300     Linens 'N Things,
               Inc.*...................       442,323
                                         ------------
              Specialty Telecommunications (0.5%)
   50,100     Qwest Communications
               International, Inc.*....     1,840,674
                                         ------------
              Telecommunications Equipment (1.2%)
   93,600     Lucent Technologies
               Inc. ...................       737,568
   97,700     Nortel Networks Corp. ...     1,302,341
   21,800     QUALCOMM Inc.*...........     1,324,132
   22,600     Tellabs, Inc.*...........       768,626
                                         ------------
                                            4,132,667
                                         ------------
              Tobacco (1.2%)
   78,200     Philip Morris Companies,
               Inc. ...................     4,020,262
                                         ------------
              Trucks/Construction/Farm
               Machinery (0.6%)
   36,900     Caterpillar, Inc. .......     1,998,504
                                         ------------
              Wireless Communications (0.5%)
   80,600     Sprint Corp. (PCS
               Group)*.................     1,773,200
                                         ------------
              Total Common Stocks
              (Cost $320,022,313)......   340,299,511
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.5%)
              Repurchase Agreement
  $ 1,731     Joint repurchase
               agreement account 4.148%
               due 06/01/01 (dated
               05/31/01; proceeds
               $1,731,199) (a)
               (Cost $1,731,000).......  $  1,731,000
                                         ------------

Total Investments
(Cost $321,753,313) (b).....  100.0%      342,030,511
Other Assets in Excess of
Liabilities.................     0.0%         168,619
                               -----     ------------
Net Assets..................   100.0%    $342,199,130
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
     *   Non-income producing security.
    (a) Collateralized by Federal Agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $34,738,269 and the aggregate gross unrealized depreciation is $14,461,071, resulting in net unrealized appreciation of $20,277,198.


                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2001

Assets:
Investments in securities, at value
  (cost $321,753,313).......................................  $342,030,511
Cash........................................................           784
Receivable for:
    Investments sold........................................     3,880,248
    Dividends...............................................       523,639
    Shares of beneficial interest sold......................       141,471
    Foreign withholding taxes reclaimed.....................        14,861
Prepaid expenses and other assets...........................        84,895
                                                              ------------
    Total Assets............................................   346,676,409
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     3,604,850
    Plan of distribution fee................................       281,179
    Investment management fee...............................       251,152
    Shares of beneficial interest repurchased...............       245,101
Accrued expenses and other payables.........................        94,997
                                                              ------------
    Total Liabilities.......................................     4,477,279
                                                              ------------
    Net Assets..............................................  $342,199,130
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $377,984,872
Net unrealized appreciation.................................    20,277,198
Accumulated net realized loss...............................  (56,062,940)
                                                              ------------
    Net Assets..............................................  $342,199,130
                                                              ============
Class A Shares:
Net Assets..................................................   $10,480,592
Shares Outstanding (unlimited authorized, $.01 par value)...     1,076,033
    Net Asset Value Per Share...............................         $9.74
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $10.28
                                                              ============
Class B Shares:
Net Assets..................................................  $303,226,735
Shares Outstanding (unlimited authorized, $.01 par value)...    31,891,783
    Net Asset Value Per Share...............................         $9.51
                                                              ============
Class C Shares:
Net Assets..................................................   $19,603,816
Shares Outstanding (unlimited authorized, $.01 par value)...     2,055,854
    Net Asset Value Per Share...............................         $9.54
                                                              ============
Class D Shares:
Net Assets..................................................    $8,887,987
Shares Outstanding (unlimited authorized, $.01 par value)...       905,166
    Net Asset Value Per Share...............................         $9.82
                                                              ============



                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended May 31, 2001

Net Investment Loss:
Income
Dividends (net of $13,224 foreign withholding tax)..........  $  4,145,319
Interest....................................................       616,118
                                                              ------------
    Total Income............................................     4,761,437
                                                              ------------
Expenses
Plan of distribution fee (Class A shares)...................        28,084
Plan of distribution fee (Class B shares)...................     3,563,946
Plan of distribution fee (Class C shares)...................       216,637
Investment management fee...................................     3,402,421
Transfer agent fees and expenses............................       456,755
Shareholder reports and notices.............................       113,964
Registration fees...........................................        56,140
Professional fees...........................................        50,945
Custodian fees..............................................        49,318
Trustees' fees and expenses.................................        11,331
Other.......................................................        13,322
                                                              ------------
    Total Expenses..........................................     7,962,863
                                                              ------------
    Net Investment Loss.....................................    (3,201,426)
                                                              ------------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (50,142,830)
Net change in unrealized appreciation.......................    (8,967,377)
                                                              ------------
    Net Loss................................................   (59,110,207)
                                                              ------------
Net Decrease................................................  $(62,311,633)
                                                              ============


                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED          ENDED
                                                              MAY 31, 2001   MAY 31, 2000
                                                              ------------   ------------
Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................  $ (3,201,426)  $ (3,510,693)
Net realized gain (loss)....................................   (50,142,830)    48,901,924
Net change in unrealized appreciation.......................    (8,967,377)   (14,053,513)
                                                              ------------   ------------

    Net Increase (Decrease).................................   (62,311,633)    31,337,718
                                                              ------------   ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................    (1,479,215)       (56,992)
Class B shares..............................................   (45,038,388)    (1,843,858)
Class C shares..............................................    (2,929,114)      (108,119)
Class D shares..............................................    (1,163,038)        (5,936)
                                                              ------------   ------------

    Total Distributions.....................................   (50,609,755)    (2,014,905)
                                                              ------------   ------------

Net increase from transactions in shares of beneficial
  interest..................................................    38,372,842     90,334,680
                                                              ------------   ------------

    Net Increase (Decrease).................................   (74,548,546)   119,657,493
Net Assets:
Beginning of period.........................................   416,747,676    297,090,183
                                                              ------------   ------------

    End of Period...........................................  $342,199,130   $416,747,676
                                                              ============   ============



                       See Notes to Financial Statements

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001

1. Organization and Accounting Policies
Morgan Stanley Equity Fund (the "Fund"), formerly Morgan Stanley Dean Witter Equity Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities. The Fund was organized as a Massachusetts business trust on April 6, 1998 and commenced operations on July 29, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other stock exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Miller Anderson & Sherrerd, LLP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 continued

cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or Federal Agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 continued

the net assets of the Fund determined as of the close of each business day:
0.85% to the portion of daily net assets not exceeding $500 million; 0.825% to the portion of daily net assets exceeding $500 million but not exceeding $1.0 billion; and 0.80% to the portion of daily net assets in excess of $1.0 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,547,433 at May 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 continued

year ended May 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.92%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $686,624 and $8,464, respectively and received $64,581 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2001 aggregated $630,748,039 and $634,083,967, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At May 31, 2001 the Fund had transfer agent fees and expenses payable of approximately $1,200.

5. Federal Income Tax Status
Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $49,696,000 during fiscal 2001.

As of May 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $3,201,426.

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2001 continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                        FOR THE YEAR                    FOR THE YEAR
                                                            ENDED                           ENDED
                                                        MAY 31, 2001                    MAY 31, 2000
                                                  -------------------------       -------------------------
                                                    SHARES        AMOUNT            SHARES        AMOUNT
                                                  ----------   ------------       ----------   ------------
CLASS A SHARES
Sold............................................     339,456   $ 3,976,141           680,622   $  8,450,081
Reinvestment of distributions...................     140,223     1,461,124             4,491         56,008
Redeemed........................................    (372,592)   (4,133,663)         (390,693)    (4,809,851)
                                                  ----------   ------------       ----------   ------------
Net increase - Class A..........................     107,087     1,303,602           294,420      3,696,238
                                                  ----------   ------------       ----------   ------------
CLASS B SHARES
Sold............................................   5,537,884    65,377,330        11,552,357    142,064,646
Reinvestment of distributions...................   4,068,784    41,542,265           138,513      1,709,254
Redeemed........................................  (7,167,313)  (77,482,855)       (5,628,367)   (69,821,299)
                                                  ----------   ------------       ----------   ------------
Net increase - Class B..........................   2,439,355    29,436,740         6,062,503     73,952,601
                                                  ----------   ------------       ----------   ------------
CLASS C SHARES
Sold............................................     395,878     4,709,428         1,000,623     12,393,231
Reinvestment of distributions...................     278,765     2,851,761             8,374        103,671
Redeemed........................................    (560,027)   (6,110,686)         (412,853)    (5,078,743)
                                                  ----------   ------------       ----------   ------------
Net increase - Class C..........................     114,616     1,450,503           596,144      7,418,159
                                                  ----------   ------------       ----------   ------------
CLASS D SHARES
Sold............................................     650,124     8,170,680           794,026     10,366,417
Reinvestment of distributions...................      88,838       932,799               397          4,971
Redeemed........................................    (246,172)   (2,921,482)         (387,873)    (5,103,706)
                                                  ----------   ------------       ----------   ------------
Net increase - Class D..........................     492,790     6,181,997           406,550      5,267,682
                                                  ----------   ------------       ----------   ------------
Net increase in Fund............................   3,153,848   $38,372,842         7,359,617   $ 90,334,680
                                                  ==========   ============       ==========   ============

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a beneficial interest outstanding throughout each period:

                                                                                         FOR THE PERIOD
                                                           FOR THE YEAR   FOR THE YEAR   JULY 29, 1998*
                                                              ENDED          ENDED          THROUGH
                                                           MAY 31, 2001   MAY 31, 2000    MAY 31, 1999
                                                           ------------   ------------   --------------
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period.....................     $12.88         $11.76           $10.00
                                                              ------         ------           ------

Income (loss) from investment operations:
  Net investment income (loss)...........................      (0.01)         (0.03)            0.01
  Net realized and unrealized gain (loss)................      (1.64)          1.22             1.75
                                                              ------         ------           ------

Total income (loss) from investment operations...........      (1.65)          1.19             1.76
                                                              ------         ------           ------

Less distributions from net realized gain................      (1.49)         (0.07)              --
                                                              ------         ------           ------

Net asset value, end of period...........................      $9.74         $12.88           $11.76
                                                              ======         ======           ======

Total Return+............................................     (13.59)%        10.12 %          17.60%(1)

Ratios to Average Net Assets(3):
Expenses.................................................       1.27 %         1.29 %           1.38%(2)

Net investment income (loss).............................      (0.08)%        (0.25)%           0.07%(2)

Supplemental Data:
Net assets, end of period, in thousands..................    $10,481        $12,483           $7,933

Portfolio turnover rate..................................        162 %          184 %             80%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                         FOR THE PERIOD
                                                           FOR THE YEAR   FOR THE YEAR   JULY 29, 1998*
                                                              ENDED          ENDED          THROUGH
                                                           MAY 31, 2001   MAY 31, 2000    MAY 31, 1999
                                                           ------------   ------------   --------------
Class B Shares++
Selected Per Share Data:

Net asset value, beginning of period.....................      $12.71         $11.69          $10.00
                                                               ------         ------          ------

Income (loss) from investment operations:
  Net investment loss....................................       (0.10)         (0.12)          (0.07)
  Net realized and unrealized gain (loss)................       (1.61)          1.21            1.76
                                                               ------         ------          ------

Total income (loss) from investment operations...........       (1.71)          1.09            1.69
                                                               ------         ------          ------

Less distributions from net realized gain................       (1.49)         (0.07)             --
                                                               ------         ------          ------

Net asset value, end of period...........................      $ 9.51         $12.71          $11.69
                                                               ======         ======          ======

Total Return+............................................      (14.28)%         9.32 %         16.90 %(1)

Ratios to Average Net Assets(3):
Expenses.................................................        2.04 %         2.04 %          2.13 %(2)

Net investment loss......................................       (0.85)%        (1.00)%         (0.68)%(2)

Supplemental Data:
Net assets, end of period, in thousands..................    $303,227       $374,215        $273,345

Portfolio turnover rate..................................         162 %          184 %            80 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.



                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                         FOR THE PERIOD
                                                           FOR THE YEAR   FOR THE YEAR   JULY 29, 1998*
                                                              ENDED          ENDED          THROUGH
                                                           MAY 31, 2001   MAY 31, 2000    MAY 31, 1999
                                                           ------------   ------------   --------------
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period.....................     $12.73         $11.70          $10.00
                                                              ------         ------          ------

Income (loss) from investment operations:
  Net investment loss....................................      (0.09)         (0.12)          (0.04)
  Net realized and unrealized gain (loss)................      (1.61)          1.22            1.74
                                                              ------         ------          ------

Total income (loss) from investment operations...........      (1.70)          1.10            1.70
                                                              ------         ------          ------

Less distributions from net realized gain................      (1.49)         (0.07)             --
                                                              ------         ------          ------

Net asset value, end of period...........................     $ 9.54         $12.73          $11.70
                                                              ======         ======          ======

Total Return+............................................     (14.17)%         9.31 %         17.10 %(1)

Ratios to Average Net Assets(3):
Expenses.................................................       1.96 %         2.04 %          1.91 %(2)

Net investment loss......................................      (0.77)%        (1.00)%         (0.46)%(2)

Supplemental Data:
Net assets, end of period, in thousands..................    $19,604        $24,711         $15,744

Portfolio turnover rate..................................        162 %          184 %            80 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                      See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                         FOR THE PERIOD
                                                           FOR THE YEAR   FOR THE YEAR   JULY 29, 1998*
                                                              ENDED          ENDED          THROUGH
                                                           MAY 31, 2001   MAY 31, 2000    MAY 31, 1999
                                                           ------------   ------------   --------------
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period.....................     $12.95         $11.79          $10.00
                                                              ------         ------          ------

Income (loss) from investment operations:
  Net investment income (loss)...........................       0.02          (0.01)           0.03
  Net realized and unrealized gain (loss)................      (1.66)          1.24            1.76
                                                              ------         ------          ------

Total income (loss) from investment operations...........      (1.64)          1.23            1.79
                                                              ------         ------          ------

Less distributions from net realized gain................      (1.49)         (0.07)             --
                                                              ------         ------          ------

Net asset value, end of period...........................     $ 9.82         $12.95          $11.79
                                                              ======         ======          ======

Total Return+............................................     (13.43)%        10.43%          17.90%(1)

Ratios to Average Net Assets(3):
Expenses.................................................       1.04 %         1.04%           1.13%(2)

Net investment income....................................       0.15 %         0.00%           0.32%(2)

Supplemental Data:
Net assets, end of period, in thousands..................     $8,888         $5,339             $69

Portfolio turnover rate..................................        162 %          184%             80%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Equity Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Equity Fund (the "Fund"), formerly Morgan Stanley Dean Witter Equity Fund, including the portfolio of investments, as of May 31, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2000 and the financial highlights for each of the respective stated periods ended May 31, 2000 were audited by other independent accountants whose report, dated June 30, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Equity Fund as of May 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 11, 2001
      --------------------------------------------------------------------

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

         During the fiscal year ended May 31, 2001, the Fund paid to its shareholders $0.80 per share from long-term capital gains.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
Equity Fund


Amnual Report
May 31, 2001